Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 20, 2012
Registrant Name	dei_EntityRegistrantName	FactorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001467831
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	fact
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2012